Schedule H Line 4i - Schedule of Assets (Details) - Employees' Profit Sharing and 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Employee tax identification number	38-1465835
Plan number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 766,696,015
Participant loan	24,364,049
Asset held for investment	$ 791,060,064
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	4.20%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	11.50%
Collective investment trust funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 446,295,500
Mutual funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 209,577,409
Investment, Identifier [Axis]: Allspring Government Money Market Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:AllspringMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:GovernmentMoneyMarketFundMember
Current Value	$ 2,132,168
Investment, Identifier [Axis]: American Mutual Fund, Growth and Income Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:AmericanMutualFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:GrowthAndIncomeFundMember
Current Value	$ 37,138,563
Investment, Identifier [Axis]: Carillon Eagle Midcap Growth Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:CarillonEagleMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:MidcapGrowthFundMember
Current Value	$ 5,403,880
Investment, Identifier [Axis]: Dodge amp; Cox Income Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:DodgeCoxMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:IncomeFundMember
Current Value	$ 9,845,834
Investment, Identifier [Axis]: Dodge amp; Cox International Stock Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:DodgeCoxMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:InternationalStockFundMember
Current Value	$ 17,726,209
Investment, Identifier [Axis]: Fidelity 500 Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:Index500FundMember
Current Value	$ 63,379,408
Investment, Identifier [Axis]: Fidelity International Stock Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:InternationalStockIndexFundMember
Current Value	$ 11,239,413
Investment, Identifier [Axis]: Fidelity Midcap Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:MidcapIndexFundMember
Current Value	$ 33,108,901
Investment, Identifier [Axis]: Fidelity Small Cap Growth K6 Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:SmallCapGrowthK6FundMember
Current Value	$ 1,372,590
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:SmallCapIndexFundMember
Current Value	$ 8,445,857
Investment, Identifier [Axis]: Fidelity US Bond Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:UsBondIndexFundMember
Current Value	$ 4,419,657
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, Large Cap Growth Fund II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:LargeCapGrowthFundIiMember
Current Value	$ 88,369,269
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2010 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2010TrustFundMember
Current Value	$ 4,716,099
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2015 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2015TrustFundMember
Current Value	$ 306,796
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2020 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2020TrustFundMember
Current Value	$ 23,712,847
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2025 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2025TrustFundMember
Current Value	$ 6,845,892
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2030 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2030TrustFundMember
Current Value	$ 59,906,058
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2035 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2035TrustFundMember
Current Value	$ 19,204,906
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2040 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2040TrustFundMember
Current Value	$ 64,633,069
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2045 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2045TrustFundMember
Current Value	$ 18,319,992
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2050 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2050TrustFundMember
Current Value	$ 63,450,170
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2055 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2055TrustFundMember
Current Value	$ 14,850,095
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2060 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2060TrustFundMember
Current Value	$ 16,413,580
Investment, Identifier [Axis]: Great Gray Trust Company, LLC, T. Rowe Price Retirement Date 2065 Trust Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:GreatGrayTrustCompanyLlcMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:T.RowePriceRetirementDate2065TrustFundMember
Current Value	$ 10,267,287
Investment, Identifier [Axis]: Invesco International Small-Mid Company Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:InvescoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:InternationalSmallMidCompanyFundMember
Current Value	$ 820,065
Investment, Identifier [Axis]: Neuberger Berman Genesis Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:NeubergerBermanMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:GenesisFundMember
Current Value	$ 12,884,562
Investment, Identifier [Axis]: PGIM High Yield Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:PgimMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:HighYieldFundMember
Current Value	$ 3,792,470
Investment, Identifier [Axis]: Principal Global Investors Trust Company Principal Stable Value Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:PrincipalStableValueFundMember
Current Value	$ 55,299,440
Investment, Identifier [Axis]: UFP Industries, Inc. Common Stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	ufpi:UfpIndustriesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	ufpi:UfpIndustriesInc.CommonStockMember
Current Value	$ 108,690,938